Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in joint venture	100.00%
Investments accounted for using equity method | Investment in associates and joint ventures
Disclosure of associates and joint ventures [line items]
Investments accounted for using the equity method	$ 10,588	$ 10,233
Investments accounted for using equity method | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in associate	36.40%	36.40%
Investments in associates accounted for using equity method	$ 3,871	$ 3,654
Investments accounted for using equity method | Jugos del valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in associate	28.20%	28.20%
Investments in associates accounted for using equity method	$ 3,793	$ 3,466
Investments accounted for using equity method | Leao Alimentos e Bebidas, LTDA
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in associate	25.10%	25.10%
Investments in associates accounted for using equity method	$ 268	$ 212
Investments accounted for using equity method | Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in associate	26.50%	26.50%
Investments in associates accounted for using equity method	$ 210	$ 195
Investments accounted for using equity method | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in associate	35.00%	35.00%
Investments in associates accounted for using equity method	$ 79	$ 91
Investments accounted for using equity method | Alimentos de Soja S.A.U.
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in associate	10.70%	10.70%
Investments in associates accounted for using equity method	$ 26	$ 48
Investments accounted for using equity method | Others
Disclosure of associates and joint ventures [line items]
Investments in associates accounted for using equity method	$ 132	$ 118
Investments accounted for using equity method | Planta Nueva Ecología de Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Investments in joint ventures accounted for using equity method	$ 1,247	$ 1,392
Investments accounted for using equity method | Fountain Agua Mineral, LTDA
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Investments in joint ventures accounted for using equity method	$ 962	$ 818
Investments accounted for using equity method | Dispensadoras de Café, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Proportion of ownership interest in joint venture	100.00%	50.00%
Investments in joint ventures accounted for using equity method	$ 0	$ 239